Variable Interest Entities - Municipal Bond Vehicle VIEs (Details 2a) (USD $)													6 Months Ended	12 Months Ended
	Jun. 30, 2011		Dec. 31, 2010		Jun. 30, 2010	Jun. 30, 2011 Consolidated Entities [Member] Variable Interest Entity, Primary Beneficiary [Member] Municipal Bonds [Member]	Dec. 31, 2010 Consolidated Entities [Member] Variable Interest Entity, Primary Beneficiary [Member] Municipal Bonds [Member]	Jun. 30, 2011 Consolidated Entities [Member] Variable Interest Entity, Not Primary Beneficiary [Member] Municipal Bonds [Member] Standby Letters of Credit, and Other Financial Guarantees [Member]	Jun. 30, 2011 Consolidated Entities [Member] Municipal Bonds [Member]	Dec. 31, 2010 Consolidated Entities [Member] Municipal Bonds [Member]	Jun. 30, 2011 Noninvestment-grade Nonconsolidated Municipal Bond Vehicles [Member] Municipal Bonds [Member]	Dec. 31, 2010 Noninvestment-grade Nonconsolidated Municipal Bond Vehicles [Member] Municipal Bonds [Member]	Jun. 30, 2011 Nonconsolidated Municipal Bond Vehicles [Member] Municipal Bonds [Member] years	Dec. 31, 2010 Nonconsolidated Municipal Bond Vehicles [Member] Municipal Bonds [Member] years	Jun. 30, 2011 Nonconsolidated Municipal Bond Vehicles [Member] Municipal Bonds [Member] Investment Grade AAA to AAA-	Dec. 31, 2010 Nonconsolidated Municipal Bond Vehicles [Member] Municipal Bonds [Member] Investment Grade AAA to AAA-	Jun. 30, 2011 Nonconsolidated Municipal Bond Vehicles [Member] Municipal Bonds [Member] Investment Grade AAplus to AA-	Dec. 31, 2010 Nonconsolidated Municipal Bond Vehicles [Member] Municipal Bonds [Member] Investment Grade AAplus to AA-	Jun. 30, 2011 Nonconsolidated Municipal Bond Vehicles [Member] Municipal Bonds [Member] Investment Grade Aplus to A-	Dec. 31, 2010 Nonconsolidated Municipal Bond Vehicles [Member] Municipal Bonds [Member] Investment Grade Aplus to A-	Jun. 30, 2011 Nonconsolidated Municipal Bond Vehicles [Member] Municipal Bonds [Member] Investment Grade BBB to BBB-	Dec. 31, 2010 Nonconsolidated Municipal Bond Vehicles [Member] Municipal Bonds [Member] Investment Grade BBB to BBB-	Jun. 30, 2011 Variable Interest Entity, Primary Beneficiary [Member]	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary [Member]	Jun. 30, 2011 Variable Interest Entity, Not Primary Beneficiary [Member]	Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary [Member]	Jun. 30, 2011 Standby Letters of Credit, and Other Financial Guarantees [Member]	Dec. 31, 2010 Standby Letters of Credit, and Other Financial Guarantees [Member]
Firm's exposure to nonconsolidated municipal bond VIEs [Abstract]
Fair value of non-consolidated assets held by VIEs	$ 2,246,764,000,000	[1]	$ 2,117,605,000,000	[1]							$ 0	$ 0	$ 12,900,000,000	$ 13,700,000,000	$ 1,700,000,000	$ 1,900,000,000	$ 10,500,000,000	$ 11,200,000,000	$ 700,000,000	$ 600,000,000	$ 0	$ 0	$ 90,200,000,000	$ 108,900,000,000
Liquidity facilities provided by Firm serving as liquidity provider													7,900,000,000	8,800,000,000
Excess/ (deficit)													5,000,000,000	4,900,000,000
Maximum exposure									7,900,000,000	8,800,000,000															27,900,000,000	27,800,000,000
Weighted average expected life of assets (years)													9.8	15.5
Total lending related commitments	965,963,000,000		958,709,000,000		944,493,000,000			10,000,000																			97,050,000,000	94,837,000,000
Variable Interest Entity, Consolidated Assets						$ 3,300,000,000	$ 4,600,000,000

[1]	The following table presents information on assets and liabilities related to VIEs that are consolidated by the Firm at June 30, 2011, and December 31, 2010. The difference between total VIE assets and liabilities represents the Firm’s interests in those entities, which were eliminated in consolidation.